Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 1,832,066	$ 1,887,880	$ 1,661,495
Guarantees granted [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	940,990	656,323	822,668
Overdraft and unused agreed commitments [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	634,288	1,098,271	537,924
Letters Of Credit [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 256,788	$ 133,286	$ 300,903